Nature of Operations	12 Months Ended
Mar. 31, 2022
Nature of Operations [Abstract]
Nature of Operations [Text Block]

1. Nature of Operations

HIVE Blockchain Technologies Ltd. (the "Company") was incorporated in the province of British Columbia on June 24, 1987. The Company is a reporting issuer in each of the Provinces and Territories of Canada and is listed for trading on the TSXV, under the symbol "HIVE.V", as well on the Nasdaq's Capital Markets Exchange under "HIVE", and on the Open Market of the Frankfurt Stock Exchange under "HBFA". The Company's head office is located at Suite 855, 789 Pender Street, Vancouver, BC, V6C 1H2, and the Company's registered office is located at Suite 2500, 700 West Georgia Street, Vancouver, BC, V7Y 1B3.

In connection with the Company's change of business filed in September 2017 ("Change of Business"), the Company acquired digital currency mining data centre equipment in Iceland. Following the initial acquisition, the Company acquired additional data centre equipment in Iceland and Sweden throughout fiscal 2018. Phases one and two of Sweden commenced operations on January 15, 2018 and March 31, 2018 respectively, while phase three commenced operations on April 30, 2018. On April 9, 2020 the Company acquired a data centre in Quebec, Canada (Note 6), and on April 15, 2021 the Company acquired a data centre in New Brunswick, Canada (Note 7). The Company is in the business of providing infrastructure solutions, including the provision of computational capacity to distributed networks, in the blockchain industry. The Company's operations are focused on the mining and sale of digital currencies to upgrade, expand and scale up its mining operations. Digital currencies are subject to risks unique to the asset class and different from traditional assets. Additionally, the Company may at times hold assets by third party custodians or exchanges that are limited in oversight by regulatory authorities.

The Company affected the consolidation of its common shares (Note 32) based on one post-consolidation common share for each five pre-consolidated common shares. All common shares and per share amounts have been retroactively restated to reflect the consolidation.

The negative impact on the global supply chain related to the COVID-19 pandemic has presented challenges to the Company including increased shipping costs and delaying obtaining equipment from China on a timely basis. Additionally, the Company continues to face uncertainty in the availability of equipment from suppliers as it relates to the Company's ASIC equipment.